                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21651

                              THE DRAKE FUNDS TRUST
               (Exact name of registrant as specified in charter)

                          660 MADISON AVENUE 16TH FLOOR
                            NEW YORK, NEW YORK            10065
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                With copies to:
           STEVEN J. LUTTRELL                    W. CHRISTOPHER APPLER, ESQ.
     660 MADISON AVENUE 16TH FLOOR                  DRAKE MANAGEMENT, LLC.
        NEW YORK, NEW YORK 10065                660 MADISON AVENUE, 16TH FLOOR
                                                      NEW YORK, NY 10065

                                                     PETER J. SHEA, ESQ.
                                                  KATTEN MUCHIN ROSENMAN LLP
                                                    THREE WACHOVIA CENTER
                                              401 SOUTH TYRON STREET, SUITE 2600
                                                     CHARLOTTE, NC 28202

       Registrant's telephone number, including area code: (212) 756-1200

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         DRAKE TOTAL RETURN FUND
                                                         SCHEDULE OF INVESTMENTS
                                                           1/31/2008 (UNAUDITED)

                                                                                    PRINCIPAL       MARKET
                                                                                      AMOUNT       VALUE (A)
                                                                                   -----------   ------------
ASSET-BACKED SECURITIES - 66.04%
AUTOMOBILES - 9.70%
   AmeriCredit Automobile Receivables Trust, Series 2007-BF, Class A2, 5.31%,
      1/6/2011                                                                     $   579,021   $    581,283
   Carmax Auto Owner Trust, Series 2008-1, Class A2, 4.63%, 4/15/2011 +                500,000        497,969
   CPS Auto Trust, Series 2005-A, Class A2, 4.78%, 10/15/2011 (144A)                   185,522        186,392
   Household Automotive Trust, Series 2006-2, Class A3, 5.61%, 8/17/2011               462,603        468,747
   Long Beach Auto Receivables Trust, Series 2007-A, Class A2, 5.15%, 11/15/2010       504,284        506,017
   Triad Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.77%, 1/12/2011       484,621        486,816
   Wachovia Auto Loan Owner Trust, Series 2007-1, Class A2, 5.36%, 7/20/2010           450,971        454,001
                                                                                                 ------------
                                                                                                    3,181,225
                                                                                                 ------------
CREDIT CARDS - 22.04%
   American Express Credit Account Master Trust:
      Series 2001-5, Class B, 4.69%, 11/15/2010+                                       600,000        599,250
      Series 2004-1, Class B, 4.49%, 9/15/2011+                                        400,000        396,125
   Bank One Issuance Trust:
      Series 2003-C2, Class C2, 5.38%, 12/15/2010+                                     350,000        349,235
      Series 2003-C4, Class C4, 5.27%, 2/15/2011+                                      194,000        193,091
      Series 2004-C1, Class C1, 4.74%, 11/15/2011+                                     500,000        488,047
   Chase Credit Card Master Trust:
      Series 2003-5, Class C, 5.16%, 1/17/2011+                                        750,000        740,977
      Series 2003-6, Class C, 5.04%, 2/15/2011+                                        150,000        147,820
   Citibank Credit Card Issuance Trust:
      Series 2003-C3, Class C3, 4.45%, 4/7/2010                                        600,000        598,781
      Series 2003-C1, Class C1, 5.75%, 4/7/2010+                                       500,000        500,000
   Discover Card Master Trust I, Series 2001-1, Class B, 4.79%, 7/15/2010 +            526,000        525,918
   GE Capital Credit Card Master Note Trust, Series 2005-1, Class B, 4.41%,
      3/15/2013 +                                                                      600,000        580,125
   Household Affinity Credit Card Master Note Trust I, Series 2003-1, Class C,
      5.69%, 2/15/2010 +                                                               650,000        649,797
   MBNA Credit Card Master Note Trust:
      Series 2003-C3, Class C3, 5.59%, 10/15/2010+                                     600,000        597,844
      Series 2005-C3, Class C, 4.51%, 3/15/2011+                                       500,000        491,719
      Series 2003-C1, Class C1, 5.94%, 6/15/2012+                                      375,000        366,005
                                                                                                 ------------
                                                                                                    7,224,734
                                                                                                 ------------
FINANCE - 0.11%
   Green Tree Financial Corp., Series 1994-1, Class A5, 7.65%, 4/15/2019                34,206         35,257
                                                                                                 ------------
HOME EQUITY - 24.35%
   Aegis Asset Backed Securities Trust, Series 2005-3, Class A2, 3.62%,
      8/25/2035 +                                                                      227,325        219,795
   Amresco Residential Securities Mtg Loan Trust, Series 1997-1, Class A8,
      7.24%, 3/25/2027                                                                  34,567         34,488

                                                         DRAKE TOTAL RETURN FUND
                                              SCHEDULE OF INVESTMENTS(CONTINUED)
                                                           1/31/2008 (UNAUDITED)

                                                                                    PRINCIPAL       MARKET
                                                                                      AMOUNT       VALUE (A)
                                                                                   -----------   ------------
HOME EQUITY - CONTINUED
   BankBoston Home Equity Loan Trust, Series 1998-2, Class A7, 6.14%, 6/25/2013    $   150,065   $    149,828
   Bear Stearns Asset Backed Securities Trust, Series 2005-HE5, Class 1A3,
      3.72%, 6/25/2035 +                                                               172,717        172,420
   Centex Home Equity, Series 2005-C, Class AV3, 3.61%, 6/25/2035                      124,540        124,209
   Conseco Finance, Series 2002-A, Class A5, 7.05%, 4/15/2032                          178,536        169,609
   Contimortgage Home Equity Loan Trust, Series 1997-5, Class A8, 4.54%,
      3/15/2024 +                                                                       72,499         68,738
   Credit Suisse First Boston Mortgage, Series 2001-HE8, Class A1, 6.49%,
      2/25/2031                                                                        495,821        496,131
   Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AAB,
      5.31%, 12/15/2039                                                                900,000        876,410
   Delta Funding Home Equity Loan Trust:
      Series 1995-2, Class A5, 7.10%, 1/25/2027                                        103,100        103,116
      Series 1997-2, Class A6, 7.04%, 6/25/2027                                         29,664         29,669
      Series 1997-1, Class A6, 7.21%, 4/25/2029                                          9,105          9,108
      Series 1998-1, Class A6F, 6.52%, 5/25/2030                                        47,034         47,020
   Equivantage Home Equity Loan Trust, Series 1997-2, Class A4, 7.50%, 7/25/2028         2,096          2,089
   FHLMC Structured Pass Through Securities, Series T-13, Class A7, 6.09%,
      9/25/2029                                                                         72,561         72,381
   GE Capital Mortgage Services, Series 1998-HE2, Class A7, 6.22%, 9/25/2028            19,465         19,416
   Home Equity Asset Trust:
      Series 2005-5, Class 2A2, 3.63%, 11/25/2035+                                     311,729        295,801
      Series 2006-3, Class 2A1, 3.45%, 7/25/2036+                                       21,604         21,526
   IMC Home Equity Loan Trust, Series 1995-3, Class A5, 7.50%, 4/25/2026                97,246         97,044
   JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class
      A4, 6.01%, 6/15/2049 +                                                           431,500        445,003
   JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1, 4.95%, 11/25/2035              182,343        182,691
   Master Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 3.73%,
      9/25/2034 +                                                                      120,924        104,580
   Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A, 3.74%,
      6/25/2035 +                                                                      812,064        737,710
   Morgan Stanley ABS Capital I:
      Series 2004-HE3, Class A4, 3.78%, 3/25/2034+                                      89,066         78,100
      Series 2006-HE1, Class A2, 3.50%, 1/25/2036+                                     588,068        585,312
   Morgan Stanley Dean Witter Capital I, Series 2002-NC3, Class A2, 3.94%,
      8/25/2032 +                                                                      133,757        121,698
   Morgan Stanley Home Equity Loans, Series 2006-3, Class A1, 3.43%, 4/25/2036 +        36,220         36,045
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 3.92%, 6/25/2032+                                        606,657        584,914
      Series 2002-3, Class A1, 3.88%, 8/25/2032+                                        41,594         38,838
      Series 2003-1, Class A2, 4.22%, 2/25/2033+                                       191,229        169,058

                                                         DRAKE TOTAL RETURN FUND
                                              SCHEDULE OF INVESTMENTS(CONTINUED)
                                                           1/31/2008 (UNAUDITED)

                                                                                    PRINCIPAL       MARKET
                                                                                      AMOUNT       VALUE (A)
                                                                                   -----------   ------------
HOME EQUITY - CONTINUED
   Provident Bank Home Equity Loan Trust, Series 2000-1, Class A2, 3.90%,
      3/25/2030 +                                                                  $   187,923   $    169,160
   Residential Asset Securities Corp.:
      Series 2001-KS1, Class AI6, 6.35%, 3/25/2032                                     613,470        501,320
      Series 2002-KS2, Class AI5, 6.78%, 4/25/2032                                     414,038        417,920
      Series 2006-KS1, Class A2, 3.52%, 2/25/2036+                                     368,804        364,540
   Residential Funding Mortgage Securities II, Inc.:
      Series 1999-HI8, Class AI7, 8.47%, 11/25/2029                                     25,468         25,388
      Series 2001-HS2, Class A5, 6.92%, 4/25/2031                                      279,699        278,821
   Salomon Brothers Mortgage Securities VII, Series 1998-NC3, Class A5, 6.93%,
      8/25/2028                                                                        112,824        112,860
   Saxon Asset Securities Trust, Series 2002-2, Class AV, 3.90%, 8/25/2032 +            19,522         19,528
                                                                                                 ------------
                                                                                                    7,982,284
                                                                                                 ------------
RESIDENTIAL MORTGAGES - 9.84%
   Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class A2C, 3.64%,
      9/25/2035 +                                                                      512,769        502,417
   Amortizing Residential Collateral Trust, Series 2002-BC2, Class A, 4.00%,
      5/25/2032 +                                                                      557,429        499,422
   Countrywide Asset-Backed Certificates:
      Series 2001-BC3, Class A, 3.86%, 12/25/2031+                                     110,084         95,670
      Series 2002-BC1, Class A, 4.04%, 4/25/2032+                                      206,522        184,612
      Series 2005-11, Class 3AV2, 3.67%, 2/25/2036+                                    693,326        648,910
   First Franklin Mortgage Loan Asset Backed Certificates:
      Series 2001-FF2, Class A1, 4.00%, 11/25/2031+                                    226,924        189,056
      Series 2004-FF10, Class A2, 3.78%, 12/25/2032+                                       407            399
      Series 2004-FF5, Class A1, 3.74%, 8/25/2034+                                     358,922        307,888
   GSAMP Trust, Series 2004-AR1, Class A2B, 3.98%, 6/25/2034 +                         587,758        539,544
   Park Place Securities, Inc., Series 2005-WLL1, Class A1B, 3.64%, 3/25/2035 +        226,929        210,228
   Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AI5, 6.16%,
      8/25/2032                                                                         49,954         47,526
                                                                                                 ------------
                                                                                                    3,225,672
                                                                                                 ------------
      TOTAL ASSET-BACKED SECURITIES - (COST $22,376,835)                                           21,649,172
                                                                                                 ------------
CORPORATE BONDS & NOTES - 13.94%
AIRLINES - 1.35%
   Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503%, 6/15/2011              76,000         74,971
   JetBlue Airways Corp., Series 2004-1, Class C, 9.241%, 3/15/2008 +                  365,121        366,947
                                                                                                 ------------
                                                                                                      441,918
                                                                                                 ------------
AUTOMOTIVE - 0.14%
   Goodyear Tire & Rubber Co., 13.713%, 3/1/2011 +                                      45,000         47,250
                                                                                                 ------------
CABLE TV - 2.00%
   Comcast Corp., 6.95%, 8/15/2037                                                     250,000        257,759

                                                         DRAKE TOTAL RETURN FUND
                                              SCHEDULE OF INVESTMENTS(CONTINUED)
                                                           1/31/2008 (UNAUDITED)

                                                                                    PRINCIPAL       MARKET
                                                                                      AMOUNT       VALUE (A)
                                                                                   -----------   ------------
CABLE TV - CONTINUED
   CSC Holdings, Inc., 7.625%, 4/1/2011                                            $   400,000   $    398,000
                                                                                                 ------------
                                                                                                      655,759
                                                                                                 ------------
CHEMICALS - 0.81%
   Huntsman LLC, 11.50%, 7/15/2012                                                     250,000        266,250
                                                                                                 ------------
CONTAINERS - METAL/GLASS - 0.77%
   Owens-Illinois, Inc., 7.35%, 5/15/2008                                              250,000        250,938
                                                                                                 ------------
ELECTRONICS/ELECTRONIC EQUIPMENT - 0.09%
   L-3 Communications Corp., 6.125%, 7/15/2013                                          30,000         29,775
                                                                                                 ------------
FINANCE - 0.13%
   Ucar Finance, Inc., Guaranteed Senior Note, 10.25%, 2/15/2012                        43,000         44,398
                                                                                                 ------------
OIL & GAS - 1.57%
   Chesapeake Energy Corp., 7.75%, 1/15/2015                                           250,000        257,500
   Husky Oil, Ltd., 8.90%, 8/15/2028 +                                                 100,000        101,921
   Petro Stopping Centers, L.P., 9.00%, 2/15/2012                                       20,000         20,800
   Premcor Refining Group, Inc., 9.50%, 2/1/2013                                       110,000        115,599
   Tesoro Corp., 6.25%, 11/1/2012                                                       20,000         20,000
                                                                                                 ------------
                                                                                                      515,820
                                                                                                 ------------
PROPERTY/CASUALTY INSURANCE - 0.05%
   American International Group, Inc., 5.85%, 1/16/2018                                 15,000         15,067
                                                                                                 ------------
RADIO - 0.49%
   Radio One, Inc., Series B, 8.875%, 7/1/2011                                         180,000        160,200
                                                                                                 ------------
RETAIL - DEPARTMENT STORES - 1.42%
   Neiman Marcus:
      Term Loan,  6.90%, 4/6/2013                                                     492,308        457,398
      Term Loan,  7.002%, 4/6/2013                                                      7,692          7,147
                                                                                                 ------------
                                                                                                      464,545
                                                                                                 ------------
TELECOMMUNICATIONS - 2.39%
   AT&T Corp., 7.30%, 11/15/2011                                                       500,000        550,244
   Nextel Communications, Inc., 6.875%, 10/31/2013                                     250,000        233,400
                                                                                                 ------------
                                                                                                      783,644
                                                                                                 ------------
TOBACCO - 0.91%
   Altria Group, Inc., 7.00%, 11/4/2013                                                250,000        298,157
                                                                                                 ------------
TRANSPORTATION - 0.79%
   Kansas City Southern Railway, 9.50%, 10/1/2008                                       50,000         51,188

                                                         DRAKE TOTAL RETURN FUND
                                              SCHEDULE OF INVESTMENTS(CONTINUED)
                                                           1/31/2008 (UNAUDITED)

                                                                                    PRINCIPAL       MARKET
                                                                                      AMOUNT       VALUE (A)
                                                                                   -----------   ------------
TRANSPORTATION - CONTINUED
   Union Pacific Corp., 5.45%, 1/31/2013                                           $   200,000   $    206,638
                                                                                                 ------------
                                                                                                      257,826
                                                                                                 ------------
UTILITIES - 1.03%
   AES Corp., 9.50%, 6/1/2009                                                          150,000        155,249
   Elwood Energy LLC, 8.159%, 7/5/2026                                                 184,605        183,156
                                                                                                 ------------
                                                                                                      338,405
                                                                                                 ------------
      TOTAL CORPORATE BONDS & NOTES - (COST $4,615,913)                                             4,569,952
                                                                                                 ------------
MORTGAGE-BACKED SECURITIES - 50.57%
   Chase Mortgage Finance Corp., 5.471%, Series 2005-A2, Class 3A3, 1/25/2036          268,253        270,275
   FHLMC, 4.636%, Series 3196, Class FD, 4/15/2032+                                    303,997        300,049
   FHLMC, 5.50%, February 2008 15 Year TBA ##                                        2,000,000      2,046,250
   FNMA, 6.589%, Series 2001-W2, Class AF6, 10/25/2031                                 129,960        129,959
   FNMA, 3.576%, Series 2007-2, Class FA, 2/25/2037+                                   390,992        387,487
   FNMA, 5.50%, February 2008 30 Year TBA ##                                         5,740,000      5,815,338
   FNMA, 6.00%, February 2008 30 Year TBA ##                                         4,300,000      4,411,533
   FNMA Pool, 6.50%, February 2008 TBA 30 TBA ##                                     2,500,000      2,594,530
   Lehman XS Trust, 3.646%, Series 2005-4, Class 1A2, 10/25/2035+                      226,722        219,991
   Structured Asset Securities Corp.:
      Series 1998-8, ClassA3, 3.896%, 8/25/2028+                                       122,394        114,360
      Series 2003-21, Class 2A1, 4.00%, 8/25/2033                                      292,382        288,296
                                                                                                 ------------
      TOTAL MORTGAGE-BACKED SECURITIES - (COST $16,451,645)                                        16,578,068
                                                                                                 ------------
FOREIGN BONDS & NOTES++ - 4.36%
ARGENTINA - 0.04%
      SOVEREIGN - 0.04%
   Argentina Bocon, Series PR12, 1.00%, 1/3/2016 +                                      22,865         13,274
                                                                                                 ------------
BRAZIL - 0.59%
      FOOD PRODUCTS - 0.59%
   JBS SA, 9.38%, 2/7/2011                                                             200,000        193,000
                                                                                                 ------------
ICELAND - 2.81%
      SOVEREIGN AGENCY - 2.81%
   Housing Finance Fund, Series 2, 3.75%, 4/15/2034                                 67,055,319        919,955
                                                                                                 ------------
NIGERIA - 0.36%
      COMMERCIAL BANKS NON-US - 0.36%
   FBN Capital Finance Co., 9.75%, 3/30/2017 +                                         125,000        116,562
                                                                                                 ------------
RUSSIA - 0.56%
      FINANCE - 0.56%
   PSB Finance (Promsvyazbank), 9.63%, 5/23/2012                                       200,000        184,220
                                                                                                 ------------
      TOTAL FOREIGN BONDS & NOTES - (COST $1,575,866)                                              1,427,011
                                                                                                 ------------

                                                         DRAKE TOTAL RETURN FUND
                                              SCHEDULE OF INVESTMENTS(CONTINUED)
                                                           1/31/2008 (UNAUDITED)

                                                                                    PRINCIPAL       MARKET
                                                                                      AMOUNT       VALUE (A)
                                                                                   -----------   ------------
SHORT-TERM INVESTMENTS - 9.42%
   State Street Euro Dollar Time Deposit, 2.35%, 02/01/2008                        $ 3,089,000   $  3,089,000
                                                                                                 ------------
      TOTAL SHORT-TERM INVESTMENTS - (COST $3,089,000)                                              3,089,000
                                                                                                 ------------
TOTAL INVESTMENTS - 144.33% - (COST $48,109,259) (B)**                                             47,313,203

LIABILITIES IN EXCESS OF OTHER ASSETS - (44.33)%                                                  (14,531,073)
                                                                                                 ------------
NET ASSETS - 100.00%                                                                             $ 32,782,130
                                                                                                 ============

                                                         DRAKE TOTAL RETURN FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      01/31/2008

OPEN SWAP AGREEMENTS AS OF JANUARY 31, 2008:

                                                                      UNREALIZED
                                                                     APPRECIATION
                     DESCRIPTION                        NOTIONAL    (DEPRECIATION)
----------------------------------------------------   ----------   --------------
Receive fixed rate equal to 4.55% and
   pay floating rate based on 3-month LIBOR.
   Broker: Morgan Stanley
   Exp. 9/7/2014                                       $1,000,000      $ 48,823
Receive fixed rate equal to 4.975% and
   pay floating rate based on a 3-month LIBOR.
   Broker: Morgan Stanley
   Exp. 9/7/2019                                       $1,000,000      $ 59,535
Sell Protection on MCCC 9.50%, 01/15/2013 and
   receive a fixed rate equal to 1.20%.
   Broker: Lehman Brothers
   Exp: 3/20/2008                                      $1,000,000      $(10,690)
Receive fixed rate equal to 5.375% and
   pay floating rate based on a 3-month LIBOR.
   Broker: Lehman Brothers
   Exp. 2/13/2022                                      $  500,000      $ 44,847
Sell protection on GMAC LLC 6.875%, 8/28/2012 and
   receive a fixed rate equal to 3.60%.
   Broker: Lehman Brothers
   Exp: 9/20/2008                                      $  100,000      $ (2,037)
Sell protection on Umbrella Acquisition - UVN 9.75%,
   3/15/2015 and receive fixed rate equal to 1.25%.
   Broker: Lehman Brothers
   Exp. 6/20/2008                                      $1,000,000      $(51,774)
                                                                       --------
                                                                       $ 88,704
                                                                       ========

OPEN LONG FUTURES CONTRACTS AS OF JANUARY 31, 2008:

NUMBER OF                                                    NOTIONAL    UNREALIZED
CONTRACTS                     DESCRIPTION                     (000'S)   APPRECIATION
---------   ----------------------------------------------   --------   ------------
    20      U S Treasury Note 2-Year Futures, March 08       $  4,000     $ 63,779
    11      Germany Fed Rep Bonds 2 Year Futures, March 08   EUR1,100        6,068
    10      U S Treasury Note 5-Year Futures, March 08          1,000       27,671
    16      U S Treasury Note 10-Year Futures, March 08         1,600       68,207
    22      U S Treasury Bond Futures, March 08                 2,200       52,760
                                                                          --------
                                                                          $218,485
                                                                          ========

                                                         DRAKE TOTAL RETURN FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      01/31/2008

OPEN SHORT FUTURES CONTRACTS AS OF JANUARY 31, 2008:

NUMBER OF                                                       NOTIONAL     UNREALIZED
CONTRACTS                     DESCRIPTION                       (000'S)     DEPRECIATION
---------   -----------------------------------------------   -----------   ------------
    2       Japan Government Bond 10 Year Futures, March 08   JPY(200,000)    $(19,205)
                                                                              --------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JANUARY 31, 2008:

FOREIGN CURRENCY     FOREIGN    CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
   PURCHASED         AMOUNT           USD             USD           DATE      APPRECIATION
----------------   ----------   --------------   -------------   ----------   ------------
      JPY          83,570,000     $  768,672       $  786,716     Feb-2008       $18,044
      SEK           4,200,000        651,250          656,014     Feb-2008         4,765
                                  ----------       ----------                    -------
                                  $1,419,922       $1,442,730                    $22,809
                                  ==========       ==========                    =======

FOREIGN CURRENCY     FOREIGN    CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
      SOLD           AMOUNT           USD             USD           DATE      DEPRECIATION
----------------   ----------   --------------   -------------   ----------   ------------
       ISK         60,300,000     $  913,498       $  923,811     Feb-2008      $(10,313)
       CAD            330,000        323,529          327,200     Feb-2008        (3,670)
       EUR            412,000        604,371          609,829     Feb-2008        (5,458)
                                  ----------       ----------                   --------
                                  $1,841,398       $1,860,840                   $(19,441)
                                  ==========       ==========                   ========

                                                         DRAKE TOTAL RETURN FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      01/31/2008

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer, any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Low Duration Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of January 31, 2008, the Fund held no fair valued securities.

(b) At January 31, 2008, the U.S. Federal Income Tax cost basis of investments was approximately $48,109,259. Net unrealized depreciation of investments was approximately $796,056, of which $242,175 is related to appreciated securities and $1,038,231 is related to depreciated securities.

+ Variable rate security. Interest rate shown reflects the rate in effect at 1/31/2008.

##    Security is subject to delayed settlement.

++ Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.

** All or a portion of this portfolio is segregated for forwards, futures and swaps.

FHLMC Federal Home Loan Mortgage Corporation.

FNMA  Federal National Mortgage Association.

LIBOR London Inter Bank Offering Rate.

TBA   To Be Announced.

                                                         DRAKE TOTAL RETURN FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                      01/31/2008

FOOTNOTES AND ABBREVIATIONS (CONTINUED):

CAD   Canadian Dollar.

EUR   Euro.

ISK   Iceland Krona.

JPY   Japanese Yen.

SEK   Swedish Krona.

                                                         DRAKE LOW DURATION FUND
                                                         SCHEDULE OF INVESTMENTS
                                                           1/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT      VALUE (A)
                                                                                    -----------   -----------
ASSET-BACKED SECURITIES - 64.29%
AUTOMOBILES - 7.55%
   Carmax Auto Owner Trust, Series 2008-1, Class A2, 4.63%, 4/15/2011 +             $   500,000   $   497,969
   Household Automotive Trust, Series 2006-2, Class A3, 5.61%, 8/17/2011                462,603       468,747
   Long Beach Auto Receivables Trust, Series 2007-A, Class A2, 5.15%, 11/15/2010        504,284       506,017
                                                                                                  -----------
                                                                                                    1,472,733
                                                                                                  -----------
CREDIT CARDS - 18.35%
   American Express Credit Account Master Trust:
      Series 2005-6, Class C, 4.49%, 3/15/2011+                                         600,000       592,406
      Series 2004-1, Class B, 4.49%, 9/15/2011+                                         500,000       495,157
   Bank One Issuance Trust:
      Series 2003-C2, Class C2, 5.38%, 12/15/2010+                                      362,000       361,208
      Series 2004-C1, Class C1, 4.74%, 11/15/2011+                                      100,000        97,609
   Chase Credit Card Master Trust:
      Series 2003-5, Class C, 5.16%, 1/17/2011+                                         500,000       493,985
      Series 2003-6, Class C, 5.04%, 2/15/2011+                                         125,000       123,184
      Series 2002-3, Class B, 4.69%, 9/15/2011+                                         250,000       247,422
   Citibank Credit Card Issuance Trust, Series 2003-C1, Class C1, 5.75%,
      4/7/2010 +                                                                        470,000       470,000
   MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1, 5.94%,
      6/15/2012 +                                                                       715,000       697,850
                                                                                                  -----------
                                                                                                    3,578,821
                                                                                                  -----------
HOME EQUITY - 27.42%
   Aegis Asset Backed Securities Trust, Series 2005-3, Class A2, 3.62%,
      8/25/2035 +                                                                       227,325       219,795
   Ameriquest Mortgage Securities, Inc.:
      Series 2003-6, Class M1, 4.14%, 5/25/2033+                                        141,662       119,851
      Series 2005-R7, Class A2C, 3.64%, 9/25/2035+                                      256,385       251,209
   Asset Backed Funding Certificates, Series 2001-AQ1, Class A6, 6.25%,
      11/20/2030                                                                        337,696       333,527
   Bear Stearns Asset Backed Securities Trust, Series 2005-HE5, Class 1A3, 3.72%,
      6/25/2035 +                                                                       159,431       159,157
   Contimortgage Home Equity Trust:
      Series 1997-2, Class A9, 7.09%, 4/15/2028                                          41,936        41,995
      Series 1998-1, Class A9, 4.6%, 4/15/2029+                                          95,467        84,876
   GE Capital Mortgage Services, Inc.:
      Series 1998-HE1, Class A7, 6.47%, 6/25/2028                                        48,000        47,890
      Series 1999-HE1, Class A6, 6.70%, 4/25/2029                                       115,143       114,880
   Home Equity Asset Trust:
      Series 2005-5, Class 2A2, 3.63%, 11/25/2035+                                      311,729       295,801
      Series 2006-3, Class 2A1, 3.45%, 7/25/2036+                                        11,838        11,795
   Home Loan Trust, Series 2000-1, Class A2, 4.54%, 4/15/2031 +                         407,868       369,630
   IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/2029                  7,108         7,094
   JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1, 4.95%, 11/25/2035               223,930       224,358

                                                         DRAKE LOW DURATION FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           1/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT      VALUE (A)
                                                                                    -----------   -----------
HOME EQUITY - CONTINUED

   Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A, 3.74%,
      6/25/2035 +                                                                   $   664,416   $   603,581
   Morgan Stanley ABS Capital I, Series 2004-HE3, Class A4, 3.78%, 3/25/2034 +           89,066        78,100
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 3.92%, 6/25/2032+                                         403,094       388,647
      Series 2002-3, Class A1, 3.88%, 8/25/2032+                                        249,562       233,029
      Series 2003-1, Class A2, 4.22%, 2/25/2033+                                         55,839        49,365
   Renaissance Home Equity Loan Trust, Series 2004-3, Class AV1, 3.8%,
      11/25/2034 +                                                                      221,047       199,944
   Residential Asset Securities Corp.:
      Series 2001-KS1, Class AI6, 6.35%, 3/25/2032                                      613,470       501,320
      Series 2002-KS2, Class AI5, 6.78%, 4/25/2032                                      414,038       417,920
      Series 2004-KS7, Class A2B3, 3.82%, 8/25/2034+                                    500,000       442,422
   Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A5,
      6.92%, 4/25/2031                                                                  149,838       149,368
                                                                                                  -----------
                                                                                                    5,345,554
                                                                                                  -----------
RESIDENTIAL MORTGAGES - 10.97%
   Amortizing Residential Collateral Trust:
      Series 2001-BC6, Class A, 3.73%, 10/25/2031+                                       53,862        50,260
      Series 2002-BC2, Class A, 4.00%, 5/25/2032+                                       222,971       199,769
      Series 2002-BC3, Class A, 3.71%, 6/25/2032+                                       221,766       194,323
   Countrywide Asset-Backed Certificates:
      Series 2001-BC3, Class A, 3.86%, 12/25/2031+                                      110,084        95,670
      Series 2002-BC1, Class A, 4.04%, 4/25/2032+                                       165,218       147,689
   First Franklin Mortgage Loan Asset Backed Certificates:
      Series 2004-FF5, Class A1, 3.74%, 8/25/2034+                                      239,281       205,258
      Series 2005-FFH3, Class 2A2, 3.69%, 9/25/2035+                                    247,583       243,560
   GSAMP Trust, Series 2004-AR1, Class A2B, 3.98%, 6/25/2034 +                          587,759       539,544
   Soundview Home Equity Loan Trust, Series 2005-OPT3, Class A4, 3.68%,
      11/25/2035 +                                                                      500,000       461,875
                                                                                                  -----------
                                                                                                    2,137,948
                                                                                                  -----------
      TOTAL ASSET-BACKED SECURITIES - (COST $13,229,812)                                           12,535,056
                                                                                                  -----------
CORPORATE BONDS & NOTES - 9.20%
AIRLINES - 0.03%
   Continental Airlines, Inc., 7.461%, 4/1/2013                                           6,558         6,164
                                                                                                  -----------
AUTOMOTIVE - 0.16%
   Goodyear Tire & Rubber Co., 13.713%, 3/1/2011 +                                       30,000        31,500
                                                                                                  -----------
CHEMICALS - 1.09%
   Huntsman LLC, 11.50%, 7/15/2012                                                      200,000       213,000
                                                                                                  -----------
FINANCE - 0.20%
   Washington Mutual, Inc., 4.00%, 1/15/2009                                             40,000        38,044
                                                                                                  -----------

                                                         DRAKE LOW DURATION FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           1/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT      VALUE (A)
                                                                                    -----------   -----------
OIL & GAS - 1.64%
   Chesapeake Energy Corp., 7.75%, 1/15/2015                                        $   250,000   $   257,500
   Husky Oil Ltd., 8.90%, 8/15/2028 +                                                    50,000        50,961
   Petro Stopping Centers, L.P., 9.00%, 2/15/2012                                        10,000        10,400
                                                                                                  -----------
                                                                                                      318,861
                                                                                                  -----------
PRINTING - COMMERCIAL - 1.28%
   Valassis Communications, Inc., 6.625%, 1/15/2009                                     250,000       249,063
                                                                                                  -----------
TELECOMMUNICATIONS - 1.69%
   AT&T Corp., 7.30%, 11/15/2011                                                        300,000       330,146
                                                                                                  -----------
TOBACCO - 1.53%
   Altria Group, Inc., 7.00%, 11/4/2013                                                 250,000       298,157
                                                                                                  -----------
TRANSPORTATION - 0.79%
   Kansas City Southern Railway, 9.50%, 10/1/2008                                        50,000        51,188
   Union Pacific Corp., 5.45%, 1/31/2013                                                100,000       103,319
                                                                                                  -----------
                                                                                                      154,507
                                                                                                  -----------
UTILITIES - 0.79%
   AES Corp., 9.50%, 6/1/2009                                                           100,000       103,500
   Ipalco Enterprises, Inc., 8.375%, 11/14/2008                                          50,000        51,000
                                                                                                  -----------
                                                                                                      154,500
                                                                                                  -----------
      TOTAL CORPORATE BONDS & NOTES - (COST $1,768,085)                                             1,793,942
                                                                                                  -----------
MORTGAGE-BACKED SECURITIES - 15.48%
   Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/2033             236,240       236,181
   Chase Mortgage Finance Corp., Series 2005-A2, Class 3A3, 5.47%, 1/25/2036            738,385       743,950
   FNMA, Series 2001-W2, Class AF6, 6.59%, 10/25/2031                                   686,619       686,619
   FNMA, Series 2007-2, Class FA, 3.58%, 2/25/2037 +                                    390,992       387,487
   Lehman XS Trust, Series 2005-4, Class 1A2, 3.65%, 10/25/2035 +                       156,644       151,994
   Residential Accredited Loans, Inc., Series 2004-QS5, Class A5, 4.75%,
      4/25/2034                                                                         229,792       221,334
   Structured Asset Securities Corp.:
      Series 1998-2, Class A, 3.90%, 2/25/2028+                                         314,434       302,345
      Series 2003-21, Class 2A1, 4.00%, 8/25/2033                                       292,382       288,296
                                                                                                  -----------
      TOTAL MORTGAGE-BACKED SECURITIES - (COST $3,038,713)                                          3,018,206
                                                                                                  -----------
FOREIGN BONDS & NOTES ++ - 4.40%
ARGENTINA - 0.07%
      SOVEREIGN - 0.07%
         Argentina Bocon, Series PR12, 1.00%, 1/3/2016 +                                 22,865        13,274
                                                                                                  -----------
BERMUDA - 0.64%
      TELECOMMUNICATIONS - 0.64%
         Intelsat Ltd., Senior Note, 5.25%, 11/1/2008 (b)                               125,000       124,688
                                                                                                  -----------

                                                         DRAKE LOW DURATION FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           1/31/2008 (UNAUDITED)

                                                                                     PRINCIPAL       MARKET
                                                                                       AMOUNT      VALUE (A)
                                                                                    -----------   -----------
ICELAND - 3.69%
      SOVEREIGN AGENCY - 3.69%
         Housing Finance Fund, Series 2, 3.75%, 4/15/2034                            52,526,667       720,630
                                                                                                  -----------
      TOTAL FOREIGN BONDS & NOTES - (COST $939,073)                                                   858,592
                                                                                                  -----------
SHORT-TERM INVESTMENTS - 5.45%
   State Street Euro Dollar Time Deposit, 2.35%, 02/01/2008                           1,063,000     1,063,000
                                                                                                  -----------
      TOTAL SHORT-TERM INVESTMENTS - (COST $1,063,000)                                              1,063,000
                                                                                                  -----------
TOTAL INVESTMENTS - 98.82% - (COST $20,038,683) (C)**                                              19,268,796
ASSETS IN EXCESS OF OTHER LIABILITIES - 1.18%                                                         229,837
                                                                                                  -----------
NET ASSETS - 100.00%                                                                              $19,498,633
                                                                                                  ===========

                                                         DRAKE LOW DURATION FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       1/31/2008

OPEN SWAP AGREEMENTS AS OF JANUARY 31, 2008:

                                                       NOTIONAL    UNREALIZED
                  DESCRIPTION                           (000'S)   DEPRECIATION
----------------------------------------------------   --------   ------------
Sell protection on MCCC 9.50%, 01/15/2013 and
   receive fixed rate equal to 1.20%.
   Broker: Lehman Brothers
   Exp. 3/20/2008                                       $1,000      $(10,691)
Sell protection on GMAC LLC 6.875%, 8/28/2012 and
   receive fixed rate equal to 3.60%.
   Broker: Lehman Brothers
   Exp. 9/20/2008                                       $  500       (10,185)
Sell protection on Umbrella Acquisition - UVN 9.75%,
   3/15/2015 and receive fixed rate equal to 1.25%.
   Broker: Lehman Brothers
   Exp. 6/20/2008                                       $1,000       (51,774)
                                                                    --------
                                                                    $(72,650)
                                                                    --------

OPEN LONG FUTURES CONTRACTS AS OF JANUARY 31, 2008:

NUMBER OF                                                       NOTIONAL     UNREALIZED
CONTRACTS                     DESCRIPTION                       (000'S)     APPRECIATION
---------   -----------------------------------------------   -----------   ------------
    60      U S Treasury Note 2-Year Futures, March 08          $12,000       $200,524
     7      Germany Fed Rep Bonds 2 Year Futures, March 08      EUR 700          3,861
                                                                              --------
                                                                              $204,385
                                                                              --------

OPEN SHORT FUTURES CONTRACTS AS OF JANUARY 31, 2008:

NUMBER OF                                                       NOTIONAL     UNREALIZED
CONTRACTS                     DESCRIPTION                       (000'S)     DEPRECIATION
---------   -----------------------------------------------   -----------   ------------
    1       Japan Government Bond 10 Year Futures, March 08   JPY(100,000)    $ (9,603)
    4       U S Treasury Note 10-Year Futures, March 08       $      (400)     (13,819)
    6       U S Treasury Note 5-Year Futures, March 08        $      (600)     (17,588)
                                                                              --------
                                                                              $(41,010)
                                                                              ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JANUARY 31, 2008:

FOREIGN CURRENCY     FOREIGN    CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
    PURCHASED        AMOUNT           USD             USD           DATE      APPRECIATION
----------------   ----------   --------------   -------------   ----------   ------------
       SEK          2,505,000      $388,424         $391,266      Feb-2008       $ 2,842
       JPY         49,000,000       450,699          461,279      Feb-2008        10,580
                                   --------         --------                     -------
                                   $839,123         $852,545                     $13,422
                                   ========         ========                     =======

                                                         DRAKE LOW DURATION FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       1/31/2008

FOREIGN CURRENCY     FOREIGN    CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
      SOLD           AMOUNT           USD             USD           DATE      DEPRECIATION
----------------   ----------   --------------   -------------   ----------   ------------
       EUR            265,000     $  388,734       $  392,244     Feb-2008      $ (3,510)
       ISK         47,860,000        725,042          733,227     Feb-2008        (8,185)
       CAD            195,000        191,176          193,345     Feb-2008        (2,169)
                                  ----------       ----------                   --------
                                  $1,304,952       $1,318,816                   $(13,864)
                                  ==========       ==========                   ========

                                                         DRAKE LOW DURATION FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       1/31/2008

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer, any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Low Duration Fund's (the "Fund") net assets are calculated, such securities may be valued at fair value. As of January 31, 2008, the Fund held no fair valued securities.

(b)   Denominated in U.S. Dollar.

(c) At January 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $20,038,683. Net unrealized depreciation of investments was approximately $769,887, of which $51,472 is related to appreciated securities and $821,359 is related to depreciated securities.

+ Variable rate security. Interest rate shown reflects the rate in effect at 1/31/2008.

++ Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.

** All or a portion of this portfolio is segregated for forwards, futures and swaps.

FNMA  Federal National Mortgage Association

                                                         DRAKE LOW DURATION FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                       1/31/2008

FOOTNOTES AND ABBREVIATIONS (CONTINUED):

CAD   Canadian Dollar.

EUR   Euro Currency.

ISK   Iceland Krona.

JPY   Japanese Yen.

SEK   Swedish Krona.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Drake Funds Trust


By: /s/ Steven J. Luttrell
    ---------------------------------
    Steven J. Luttrell
    President and Principal Executive
    Officer

Date: March 28, 2008


By: /s/ Stacey L. Feller
    ---------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial
    Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Steven J. Luttrell
    ---------------------------------
    Steven J. Luttrell
    President and Principal Executive
    Officer

Date: March 28, 2008

By: /s/ Stacey L. Feller
    ---------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial
    Officer

Date: March 28, 2008